NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Financial Position:

	As of December 31, 2024
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest	Equity in Net Assets Attributable to the partnership
Brazilian regulated gas transmission operation(1)	$871	$2,936	$745	$3,779	$(402)	$(315)
U.K. regulated distribution operation	265	5,882	561	3,725	365	1,496
Global intermodal logistics operation	2,346	10,005	1,565	6,213	3,512	1,061
Total	$3,482	$18,823	$2,871	$13,717	$3,475	$2,242

(1)During the year ended December 31, 2024, our Brazilian regulated distribution operation completed a dividend recapitalization of $1.7 billion.

	As of December 31, 2023
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Affiliates	Equity in Net Assets Attributable to the partnership
Brazilian regulated gas transmission operation	$747	$3,576	$549	$3,099	$526	$149
U.K. regulated distribution operation	312	5,579	387	3,744	344	1,416
Global intermodal logistics operation(1)	435	11,950	984	6,639	3,597	1,165
Total	$1,494	$21,105	$1,920	$13,482	$4,467	$2,730

(1)See Note 5, Acquisition of Businesses, for additional information.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Operating Results:

	Year ended December 31, 2024
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
Brazilian regulated gas transmission operation	$1,357	$318	$102	$135	$59
U.K. regulated distribution operation	741	20	11	78	45
Global intermodal logistics operation	1,568	342	9	108	4
Total	$3,666	$680	$122	$321	$108

	Year ended December 31, 2023
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
Brazilian regulated gas transmission operation	$1,483	$455	$44	$202	$19
U.K. regulated distribution operation	635	19	38	78	154
Global intermodal logistics operation(1)	385	56	(33)	22	(13)
Total	$2,503	$530	$49	$302	$160

(1)See Note 5, Acquisition of Businesses, for additional information.

	Year ended December 31, 2022
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Loss	Net Income	Other Comprehensive Loss
Brazilian regulated gas transmission operation	$1,314	$506	$(2)	$225	$(1)
U.K. regulated distribution operation	572	19	(20)	75	(78)
Total	$1,886	$525	$(22)	$300	$(79)
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2024			Year ended December 31, 2023
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Brazilian regulated gas transmission operation	$585	$(178)	$(158)	$739	$(36)	$(742)
U.K. regulated distribution operation	282	(439)	113	226	(487)	309
Global intermodal logistics operation(1)	1,133	(600)	(532)	327	(3,048)	2,828
Total	$2,000	$(1,217)	$(577)	$1,292	$(3,571)	$2,395

(1)See Note 5, Acquisition of Businesses, for additional information.

	Cash Flow Activities
	Year ended December 31, 2022
US$ MILLIONS	Operating	Investing	Financing
Brazilian regulated gas transmission operation	$783	$(80)	$(824)
U.K. regulated distribution operation	293	(432)	101
Total	$1,076	$(512)	$(723)